SEMI ANNUAL REPORT                    September 30, 1995

The High Yield Plus Fund, Inc.

(LOGO)

Letter to Shareholders

November 6, 1995

Dear Shareholder:

  During the first six months of the Fund's fiscal year, the high yield market was fairly robust. In particular, the performance of the market benefited both from the drop in interest rates and the ensuing strong demand for high yield issues during the first three months of the year. The second quarter was more subdued as rates stabilized and investors appeared to step back to assess valuations in light of the threat of a heavy new issue calendar. While plenty of new offerings did come to fruition during the month of September, the market has remained somewhat muted with virtually all attention being directed towards new issuance.

  Our focus has been on uncovering companies that should weather the economic slowdown without impinging on the strength of their balance sheets. To that end, we have intentionally been scouring the secondary market (as well as the new issue market) for potential opportunities. During the first half of the year, we also reduced some of the Fund's exposure to cyclical industries such as steel, where we believe market dynamics have turned. In the paper sector, we have shifted our exposure to those grades of paper that typically perform better later in the business cycle. Again, our general investment theme is to maintain or increase our exposure in those issues (cyclical or not) that are striving to reduce debt with free cash flow, as we believe this is a prudent goal at this point in the economic cycle.

  The Fund's total return was as follows for the periods ended September 30, 1995. We have also provided the returns of the Lipper Closed-End Leveraged High Yield category, an average of 19 closed-end high yield funds; we would note that the degree of leverage varies substantially amongst the funds in the group.

Investment Objective
  The Fund seeks high current income by invest-ing in a portfolio of high yield debt securities. Capital appreciation is a secondary objective.

                               TOTAL RETURNS
                         As of September 30, 1995

                                        3 Months     6 Months    12 Months
High Yield Plus Fund (at NAV)*            3.9%         11.4%        15.4%
Lipper Closed-End Leveraged
  High Yield Average**                    3.5%          9.6%        15.2%

  *The Fund's total return represents the change in net asset value from the beginning of the period noted through September 30, 1995 and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE. Past performance is no guarantee of future results.

 **An average of 19 closed-end leveraged bond funds tracked by Lipper Analytical Services, Inc.

Stock Listing
  The High Yield Plus Fund, Inc.'s common stock is traded on the New York Stock Exchange under the symbol "HYP" and is frequently listed as "HighYld-PlsFd" in the financial sections of newspapers. It is also listed in a closed-end fund table every Monday in The Wall Street Journal.

  As of September 30, 1995, the Fund's total invested assets of $108 million represented 117% of the Fund's net assets of $92 million. Total borrowings were $16 million, a decrease of $3 million from March 31, 1995. We have intentionally scaled back the Fund's leverage during this period of market strength. We may increase the degree of leverage in the future if market valuations become more compelling.

  The Fund's largest holdings include K & F Industries (the leading US supplier of aircraft braking systems), Fort Howard Corporation (leading US manufacturer of commercial tissue products), Sweetheart Cup (major cup and food container supplier), Container Corporation of America (linerboard and newsprint producer) and Magma Copper (copper mining and smelting); in aggregate, these holdings represent 12% of invested assets. The yield to maturity, average years to maturity and duration of the portfolio were 10.7%, 8.4 years and 5.1 years, respectively, as of September 30, 1995. This compares to 11.3%, 8.5 years and
5.5 years, respectively, as of March 31, 1995. Average ratings have remained steady at B1/B+.

  Thank you for your interest in the Fund, and we look forward to continuing the Fund's investment program.

Sincerely,

Catherine A. Smith
Portfolio Manager
Senior Vice President
Wellington Management Company
                                     -2-

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Portfolio of Investments
September 30, 1995
(Unaudited)

----------------------------------------------------------
              Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         LONG-TERM INVESTMENTS--114.0%
                         Corporate Bonds--109.9%
                         Aerospace/Defense--6.1%
                         K & F Industries, Inc.,
                           Sr. Sec. Notes,
B1            $   350    11.875%, 12/1/03.......  $    364,875
                         Sr. Sub. Deb.,
B2              2,500    13.75%, 8/1/01.........     2,593,750
                         Rohr, Inc., Sr. Notes,
Ba3             1,250    11.625%, 5/15/03.......     1,331,250
                         Wyman Gordon Co.,
                           Sr. Notes,
B1              1,350    10.75%, 3/15/03........     1,377,000
                                                  ------------
                                                     5,666,875
                                                  ------------
                         Basic Industries-Manufacturing--21.4%
                         American Standard,
                           Inc.,
                           Sr. Deb.,
Ba3               250    11.375%, 5/15/04.......       275,000
                         Sr. Sub. Deb.,
                           Zero Coupon, (until
                           6/1/98),
B1              2,000    10.50%, 6/1/05.........     1,625,000
                         Bell & Howell Co.,
                         Deb., Ser. B,
B3              1,250    Zero Coupon, 3/1/05....       768,750
                         Sr. Notes,
B1                500    9.25%, 7/15/00.........       502,500
                         Cabot Safety
                           Acquisition Corp.,
                           Sr. Sub. Notes,
B3              1,250    12.50%, 7/15/05........     1,300,000
                         Calmar Inc.,
                           Sr. Sub. Notes,
B3              1,075    11.50%, 8/15/05........     1,085,750
                         Day International Group
                           Inc.,
                           Sr. Sub. Notes,
B3                500    11.125%, 6/1/05........       507,500
                         Dominion Textile USA,
                           Inc.,
                           Sr. Notes,
Ba3               500    8.875%, 11/1/03........       500,000
                         Envirosource, Inc., Sr.
                           Notes,
B3              1,250    9.75%, 6/15/03.........     1,143,750
                         Essex Group, Inc., Sr.
                           Notes,
B1            $   500    10.00%, 5/1/03.........  $    485,000
                         Exide Corp., Sr. Notes,
B1                350    10.75%, 12/15/02.......       372,750
B1                500    10.00%, 4/15/05........       527,500
                         Fairfield
                           Manufacturing,
                           Sr. Sub. Notes,
Caa               950    11.375%, 7/1/01........       902,500
                         Graphic Controls Corp.,
                           Sr. Sub. Notes,
B3                500    12.00%, 9/15/05........       503,750
                         IDEX Corp.,
                           Sr. Sub. Notes,
Ba3               250    9.75%, 9/15/02.........       260,000
                         Interlake Corp.,
                           Sr. Notes,
B2                250    12.00%, 11/15/01.......       258,750
                         Sr. Sub. Deb.,
B3                900    12.125%, 3/1/02........       882,000
                         Jordan Industries,
                           Inc.,
                           Sr. Notes,
B3              1,000    10.375%, 8/1/03........       935,000
                         Lear Seating Corp.,
                           Sub. Notes,
B2              1,000    8.25%, 2/1/02..........       972,500
                         Lear Siegler Seating
                           Corp.,
                           Sr. Sub. Notes,
B2                500    11.25%, 7/15/00........       523,750
                         Lone Star Industries,
                           Inc.,
                           Sr. Notes,
NR                500    10.00%, 7/31/03........       501,250
                         Overhead Door Corp.,
                           Sr. Notes,
B1              1,000    12.25%, 2/1/00.........       955,000
                         Penda Corp.,
                           Sr. Notes, Ser. B,
B2                750    10.75%, 3/1/04.........       637,500
                         Portola Packaging Inc.,
                           Sr. Notes,
B2                375    10.75%, 10/1/05........       377,812

                                          See Notes to Financial Statements.

----------------------------------------------------------
             Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         Basic
                           Industries-Manufacturing--(cont'd.)
                         Silgan Holdings, Inc.,
                           Sr. Deb.,
B3            $   785    Zero Coupon, until
                           (6/15/96),
                           13.25%, 12/15/02.....  $    733,975
                         Specialty Equipment
                           Cos. Inc.,
                           Sr. Sub. Notes,
B3              1,000    11.375%, 12/1/03.......     1,042,500
                         Thermadyne Holdings
                           Corp.,
                           Sr. Notes,
B3                750    10.25%, 5/1/02.........       750,000
                         Ucar Global Enterprises
                           Inc.,
                           Sr. Sub. Notes,
B+*               415    12.00%, 1/15/05........       462,725
                                                  ------------
                                                    19,792,512
                                                  ------------
                         Cable--6.0%
                         Cablevision Industries
                           Corp.,
B1                850    9.25%, 4/1/08, Sr.
                           Deb..................       903,125
                         Cablevision Systems
                           Corp.,
                           Sr. Sub. Deb.,
B3                250    9.875%, 2/15/13........       261,250
                         Comcast Corp.,
                           Sr. Sub. Deb.,
B1                400    9.375%, 5/15/05........       406,000
                         Continental
                           Cablevision, Inc.,
                           Sr. Deb.,
Ba2               500    9.00%, 9/1/08..........       511,250
                         Sr. Sub. Deb.,
B1                550    11.00%, 6/1/07.........       607,750
                         Galaxy Telecom, L.P.,
                           Sr. Sub. Notes,
B3              1,000    12.375%, 10/1/05.......       997,500
                         Marcus Cable Operating
                           Co., L.P.,
                         Sr. Sub. Disc. Notes,
B3                500    Zero Coupon, (until
                           2/1/00),
                           13.50%, 8/1/04.......       340,000
                         Sr. Sub. Notes,
Caa               750    Zero Coupon, (until
                           6/15/00),
                           14.25%, 12/15/05.....       435,000
                         Videotron Ltd.,
                           Sr. Sub. Notes,
Ba3             1,000(D) 10.25%, 10/15/02
                           (Canada).............     1,040,000
                                                  ------------
                                                     5,501,875
                                                  ------------
                         Chemicals--4.4%
                         Agriculture Minerals &
                           Chemicals, Inc., Sr.
                           Notes,
Ba3           $   500    10.75%, 9/30/03........  $    523,750
                         Arcadian Partners L.P.,
                           Sr. Notes,
B2              1,350    10.75%, 5/1/05.........     1,417,500
                         General Chemical Corp.,
                           Sr. Sub. Notes,
B2                500    9.25%, 8/15/03.........       487,500
                         Huntsman Corp.,
                           First Mtge. Notes,
B1                500    10.625%, 4/15/01.......       532,500
                         Rexene Corp.,
                           Sr. Notes,
B1                500    11.75%, 12/1/04........       536,250
                         Sherritt, Inc., Deb.,
B1                450    10.50%, 3/31/14........       455,625
                         Uniroyal Technology
                           Corp.,
                           Sr. Notes,
B2                100    11.75%, 6/1/03.........        92,000
                                                  ------------
                                                     4,045,125
                                                  ------------
                         Computers & Electrical
                           Equipment--0.8%
                         Digital Equipment
                           Corp., Deb.,
Ba1               750    7.75%, 4/1/23..........       702,188
                                                  ------------
                         Consumer Goods & Services--5.6%
                         American Safety Razor
                           Co.,
                           Sr. Notes, Ser. A,
B1                500    9.875%, 8/1/05.........       500,000
                         Fieldcrest Cannon,
                           Inc.,
                           Sr. Sub. Deb.,
B1                250    11.25%, 6/15/04........       262,500
                         Gruma S.A de C.V.,
                           Notes, (Mexico)
NR                700(D) 9.75%, 3/9/98..........       675,500
                         Kindercare Learning
                           Centers,
                           Inc., Sr. Notes,
Ba3               250    10.375%, 6/1/01........       257,500
                         Sweetheart Cup, Inc.,
                           Sr. Sub. Notes,
B2              2,750    10.50%, 9/1/03.........     2,695,000

                                          See Notes to Financial Statements.

----------------------------------------------------------
             Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         Consumer Goods & Services--(cont'd.)
                         Westpoint Stevens,
                           Inc.,
                           Sr. Notes,
B1            $   750    8.75%, 12/15/01........  $    744,375
                                                  ------------
                                                     5,134,875
                                                  ------------
                         Energy & Related Goods &
                           Services--4.9%
                         Energy Ventures Inc.,
                           Sr. Notes,
NR                750    10.25%, 3/15/04........       780,000
                         Global Marine, Inc.,
                           Sr. Sec. Notes,
B1                250    12.75%, 12/15/99.......       276,250
                         Plains Resources Inc.,
                           Sr. Sub. Notes,
B3                500    12.00%, 10/1/99........       515,000
                         Santa Fe Energy
                           Resources, Inc., Sr.
                           Sub. Deb.,
B1              1,250    11.00%, 5/15/04........     1,331,250
                         Seagull Energy Corp.,
                           Sr. Sub. Notes,
B2                500    8.625%, 8/1/05.........       475,000
                         Transportadora De Gas,
                           Medium-Term Notes,
NR                350(D) 7.75%, 12/23/98
                           (Argentina)..........       317,625
                         YPF Sociedad Anonima,
                           Unsec'd. Notes
                           (Argentina),
B1              1,000(D) 8.00%, 2/15/04.........       855,000
                                                  ------------
                                                     4,550,125
                                                  ------------
                         Financial Services--3.8%
                         Banco Rio de la Plata
                           S.A.,
                           Unsec'd. Notes
                           (Argentina),
B1                500(D) 8.75%, 12/15/03........       380,000
                         Dime Bancorp, Inc.,
                           Sr. Notes,
Ba3             1,250    10.50%, 11/15/05.......     1,368,750
                         Firstfed Financial
                           Corp.
                           Delaware,
                           Unsec'd. Notes,
B2                500    11.75%, 10/1/04........       500,000
                         I C H Corp.,
                           Sr. Sub. Notes,
C                 300    11.25%, 12/1/96........       201,000
                         Imperial Credit
                           Industries, Inc.,
                           Sr. Notes,
B1            $ 1,250    9.75%, 1/15/04.........  $  1,100,000
                                                  ------------
                                                     3,549,750
                                                  ------------
                         Food & Lodging--3.9%
                         ARA Services, Inc.,
                           Sr. Notes,
Ba1               500    10.625%, 8/1/00........       552,500
                         John Q. Hammons Hotels,
                           First Mtge. Notes,
B1                250    8.875%, 2/15/04........       236,250
                         La Quinta Motor Inns,
                           Inc.,
                           Sr. Sub. Notes,
Ba3             1,000    9.25%, 5/15/03.........     1,047,500
                         Purina Mills Inc.,
                           Sr. Sub. Notes,
B2              1,250    10.25%, 9/1/03.........     1,281,250
                         Red Roof Inns, Inc.,
                           Sr. Notes,
B3                500    9.625%, 12/15/03.......       486,250
                                                  ------------
                                                     3,603,750
                                                  ------------
                         Gaming--0.9%
                         GB Property Funding
                           Corp.,
                           First Mtge. Notes,
B2              1,000    10.875%, 1/15/04.......       842,500
                                                  ------------
                         Grocery Stores--4.5%
                         Big V Supermarkets,
                           Sr. Sub. Notes, Ser.
                           B,
B3              1,750    11.00%, 2/15/04........     1,426,250
                         Brunos Inc.,
                           Sr. Notes,
B3                500    10.50%, 8/1/05.........       485,000
                         Dominick's Finer Foods,
                           Inc.,
                           Sr. Sub. Notes,
B3                650    10.875%, 5/1/05........       659,750
                         Eagle Food Centers
                           Inc.,
                           Sr. Notes,
B1              1,000    8.625%, 4/15/00........       540,000
                         Kash N Karry Food
                           Stores Inc.,
                           Sr. Notes, PIK,
B3                801    11.50%, 2/1/03.........       788,788
                         Star Markets Co., Inc.,
                           Sr. Sub. Notes,
B3                250    13.00%, 11/1/04........       243,750
                                                  ------------
                                                     4,143,538
                                                  ------------

                                          See Notes to Financial Statements.

----------------------------------------------------------
             Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         Health Care--2.9%
                         OrNda Healthcorp,
                           Sr. Sub. Notes,
B2            $ 1,500    11.375%, 8/15/04.......  $  1,668,750
                         Tenet Healthcare Corp.,
                           Sr. Notes,
Ba2               325    9.625%, 9/1/02.........       343,688
                         Sr. Sub. Notes,
Ba3               600    10.125%, 3/1/05........       634,500
                                                  ------------
                                                     2,646,938
                                                  ------------
                         Home Building & Real Estate--3.6%
                         Beazer Homes USA Inc.,
                           Sr. Notes,
B1                500    9.00%, 3/1/04..........       455,000
                         Continental Homes
                           Holdings,
                           Sr. Notes,
B1              1,000    12.00%, 8/1/99.........     1,040,000
                         Del Webb Corp.,
                           Sr. Notes,
Ba3               500    10.875%, 3/31/00.......       512,500
                         Sr. Sub. Deb.,
B2                750    9.00%, 2/15/06.........       695,625
                         Toll Corp., Sr. Sub.
                           Notes,
Ba3               600    10.50%, 3/15/02........       621,000
                                                  ------------
                                                     3,324,125
                                                  ------------
                         Media & Communications--10.6%
                         Granite Broadcasting
                           Corp.,
                           Sr. Sub. Deb.,
B3                500    12.75%, 9/1/02.........       556,250
                         Sr. Sub. Notes,
B3              1,000    10.375%, 5/15/05.......     1,020,000
                         Heritage Media Services
                           Corp.,
                           Sr. Sec'd. Notes,
Ba3             1,000    11.00%, 6/15/02........     1,070,000
                         Infinity Broadcasting
                           Corp.,
                           Sr. Sub. Notes,
Ba3               250    10.375%, 3/15/02.......       267,500
                         Paging Network, Inc.,
                           Sr. Sub. Notes,
B2                500    11.75%, 5/15/02........       550,000
B2                375    10.125%, 8/1/07........       390,937
                         SFX Broadcasting, Inc.,
                           Sr. Sub. Notes,
B2            $   325    11.375%, 10/1/00.......  $    338,813
                         Telefonica de Argentina
                           S.A.,
                           Unsec'd. Notes,
                           (Argentina)
B1              1,500(D) 11.875%, 11/1/04.......     1,496,250
                         Turner Broadcasting
                           Systems,
                           Inc., Sr. Deb.,
Ba2             1,500    8.40%, 2/1/24..........     1,450,515
                         World Color Press, Inc.
                           Sr. Sub. Notes,
B1              1,000    9.125%, 3/15/03........       997,500
                         Young Broadcasting
                           Inc.,
                           Sr. Sub. Notes,
B2              1,000    11.75%, 11/15/04.......     1,110,000
B2                500    10.125%, 2/15/05.......       525,000
                                                  ------------
                                                     9,772,765
                                                  ------------
                         Metals--11.1%
                         AK Steel Corp.,
                           Sr. Notes,
Ba3             1,250    10.75%, 4/1/04.........     1,335,937
                         Armco, Inc., Sr. Notes,
B2              1,750    9.375%, 11/1/00........     1,715,000
                         Bethlehem Steel Corp.,
                           Sr. Notes,
B1              1,250    10.375%, 9/1/03........     1,281,250
                         GS Technologies
                           Operating Co., Inc.,
                           Sr. Notes,
B2                800    12.25%, 10/1/05........       796,000
                         Haynes International
                           Inc.,
                           Sr. Sub. Notes,
Ca                750    13.50%, 8/15/99........       525,000
                         Kaiser Aluminum &
                           Chemical Corp., Sr.
                           Notes,
B1                500    9.875%, 2/15/02........       500,000
                         Magma Copper Co.,
                           Sr. Sub. Notes,
Ba3             2,000    12.00%, 12/15/01.......     2,195,000
                         Russel Metals Inc.,
                           Sr. Notes,
B3                250    10.25%, 7/15/00........       241,875

                                          See Notes to Financial Statements.

----------------------------------------------------------
              Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         Metals--(cont'd.)
                         Weirton Steel Corp.,
                           Sr. Notes,
B2            $   750    10.875%, 10/15/99......  $    757,500
                         Wheeling Pittsburgh
                           Corp.,
                           Sr. Notes,
B1              1,000    9.375%, 11/15/03.......       915,000
                                                  ------------
                                                    10,262,562
                                                  ------------
                         Paper & Packaging--11.8%
                         Aracruz Celulose, S.A.,
                           Bonds,
NR                250(D) 9.00%, 7/22/98,
                           (Brazil).............       245,625
                         Container Corp. of
                           America,
                         Sr. Notes,
B2                950    10.75%, 5/1/02.........       999,875
B2              1,250    9.75%, 4/1/03..........     1,256,250
                         Domtar, Inc.,
                           Sr. Notes,
Ba1             1,500    11.75%, 3/15/99........     1,648,125
                         Fort Howard Paper
                           Corp.,
                         Sr. Notes,
B1              2,000    9.25%, 3/15/01.........     1,975,000
B1                200    8.25%, 2/1/02..........       190,000
                         Sr. Sub. Notes,
B2                750    9.00%, 2/1/06..........       705,000
                         Rainy River Forest
                           Products, Inc., Sr.
                           Sec'd. Notes,
Ba3               500    10.75%, 10/15/01.......       535,000
                         Repap New Brunswick
                           Inc.,
                           First Priority, Sr.
                           Sec'd. Notes,
Ba3               750    9.875%, 7/15/00........       755,625
                         Second Priority, Sr.
                           Sec'd. Notes,
B2                750    10.625%, 4/15/05.......       761,250
                         Repap Wisconsin Inc.,
                           First Priority, Sr.
                           Sec'd. Notes,
B1                250    9.25%, 2/1/02..........       240,625
                         S. D. Warren Co.
                           Sr. Sub. Notes,
B1                425    12.00%, 12/15/04.......       469,625
                         Stone Container Corp.,
                           Sr. Notes,
B1            $   750    11.875%, 12/1/98.......  $    806,250
                         Sr. Sub. Notes,
B2                250    11.00%, 8/15/99........       260,000
                                                  ------------
                                                    10,848,250
                                                  ------------
                         Retail--2.2%
                         Levitz Furniture Corp.,
                           Sr. Notes,
B2                500    12.375%, 4/15/97.......       500,000
                         Sr. Sub. Notes,
B3              1,250    9.625%, 7/15/03........       993,750
                         Payless Cashways, Inc.,
                           Sr. Sub. Notes,
Ba3               750    9.125%, 4/15/03........       577,500
                                                  ------------
                                                     2,071,250
                                                  ------------
                         Transportation--1.5%
                         Northwest Airlines,
                           Inc.,
                           Notes,
B2                750    8.625%, 8/1/96.........       757,500
                         USAir, Inc.,
                           Pass-through Certs.,
                           93-A,
B1                700    10.375%, 3/1/13........       654,500
                                                  ------------
                                                     1,412,000
                                                  ------------
                         Utilities--3.9%
                         Cleveland Electric
                           Illuminating
                           Co., First Mtge.
                           Bonds,
Ba2               950    9.50%, 5/15/05, Ser.
                           B....................       951,330
                         Long Island Lighting
                           Co., Deb.,
Ba1               500    8.90%, 7/15/19.........       495,535
                         Midland Funding Corp.,
                           Sec'd. Lease Oblig.
                           Bd.,
B2                500    11.75%, 7/23/05, Ser.
                           A....................       525,000
                         Texas-New Mexico Pwr
                           Co.,
                           Sec. Deb.,
B1              1,500    10.75%, 9/15/03........     1,590,000
                                                  ------------
                                                     3,561,865
                                                  ------------
                         Total corporate bonds
                           (cost $99,407,891)...   101,432,868
                                                  ------------

                                          See Notes to Financial Statements.

----------------------------------------------------------
              Principal
  Moody's     Amount                                 Value
  Rating       (000)           Description          (Note 1)
----------------------------------------------------------
                         Foreign Government
                           Obligations(D)--3.2%
                         Argentina Republic,
B1            $ 1,250    8.375%, 12/20/03.......  $    929,688
NR              1,000    5.00%, 3/31/23.........       485,000
                         Republic of Brazil,
                           collateralized
                           increasing rate
                           bonds,
NR                750    6.00%, 9/15/13.........       398,906
NR              2,116    4.00%, 4/15/14.........     1,121,487
                                                  ------------
                         Total foreign
                           government
                           obligations
                           (cost $2,977,473)....     2,935,081
                                                  ------------
              Shares     Common Stock**--0.1%
              -------
               94,444    Triangle Wire & Cable,
                           Inc.
                           (cost $986,250)......       118,055
                                                  ------------
                         Preferred Stocks--0.8%
               10,375    BCP Essex Holdings
                           Ser. A...............       264,562
                4,700    California Federal
                           Bank.................       517,000
                                                  ------------
                         Total preferred stocks
                           (cost $742,650)......       781,562
                                                  ------------
                         Total long-term
                           investments
                           (cost
                           $104,114,264)........   105,267,566
                                                  ------------
             Principal
              Amount
               (000)     SHORT-TERM INVESTMENTS--3.5%
              -------
              $ 3,210    Lanston (Aubrey G.) &
                           Co. Inc., repurchase
                           agreements, 6.40%,
                           dated 9/29/95, due
                           10/2/95 in the amount
                           of $3,211,712 (cost
                           $3,210,000; collater-
                           alized by $3,155,000
                           U.S. Treasury Notes,
                           6.75%, due 6/30/99;
                           approximate value
                           including accrued
                         interest-$3,839,240)...     3,210,000
                                                  ------------
                         Total Investments--117.5%
                         (cost $107,324,264;
                           Note 3)..............   108,477,566
                         Liabilities in excess
                           of other
                           assets--(17.5%)......   (16,179,179)
                                                  ------------
                         Net Assets--100%.......  $ 92,298,387
                                                  ------------
                                                  ------------

---------------
    * --Standard & Poor's rating.
   ** --Non-income producing securities.
   NR --Not rated by Moody's or Standard & Poor's.
  (D) --US$ Denominated Foreign Bonds.
  PIK --Payment in Kind.

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Statement of Assets and Liabilities
September 30, 1995
(Unaudited)
----------------------------------------------------------

Assets
Investments, at value (cost
  $107,324,264)........................   $108,477,566
Cash...................................          4,330
Interest receivable....................      2,558,084
Receivable for investments sold........        983,457
Deferred expenses and other assets.....         83,146
                                          ------------
  Total assets.........................    112,106,583
                                          ------------
Liabilities
Loan payable (Note 4)..................     16,000,000
Payable for investments purchased......      2,530,961
Dividends payable......................        857,758
Accrued expenses.......................        183,610
Loan interest payable (Note 4).........        167,895
Advisory fee payable...................         38,155
Administration fee payable.............         15,262
Deferred director's fees...............         14,555
                                          ------------
  Total liabilities....................     19,808,196
                                          ------------
Net Assets.............................   $ 92,298,387
                                          ------------
                                          ------------
Net assets were comprised of:
  Common stock, at par.................   $    110,872
  Paid-in capital in excess of par.....    101,889,328
                                          ------------
                                           102,000,200
  Undistributed net investment
  income...............................        592,389
  Accumulated net realized loss on
  investments..........................   (11,447,504)
  Net unrealized appreciation on
  investments..........................      1,153,302
                                          ------------
  Net assets, September 30, 1995.......   $ 92,298,387
                                          ------------
                                          ------------
Net asset value per share
  ($92,298,387 / 11,087,190 shares of
  common stock issued and
  outstanding).........................          $8.32
                                          ------------
                                          ------------

See Notes to Financial Statements.        See Notes to Financial Statements.

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Statement of Operations
Six Months Ended September 30, 1995
(Unaudited)
----------------------------------------------------------

Net Investment Income
Income
  Interest..............................   $  5,831,128
  Dividends.............................         35,516
                                           ------------
                                              5,866,644
                                           ------------
Expenses
  Investment advisory fee...............        228,889
  Administration fee....................         91,556
  Custodian's fees and expenses.........         40,000
  Reports to shareholders...............         27,000
  Transfer agent's fees and expenses....         24,000
  Legal fees and expenses...............         19,000
  Insurance expense.....................         16,000
  Audit fee.............................         15,000
  Directors fees........................         12,000
  Miscellaneous.........................          7,534
                                           ------------
    Total operating expenses............        480,979
  Loan interest expense (Note 4)........        630,322
                                           ------------
    Total expenses......................      1,111,301
                                           ------------
Net investment income...................      4,755,343
                                           ------------
Realized and Unrealized
Gain on Investments
Net realized gain on investment
  transactions..........................         22,180
Net change in unrealized appreciation on
  investments...........................      5,074,798
                                           ------------
Net gain on investments.................      5,096,978
                                           ------------
Net Increase in Net Assets Resulting
from Operations.........................   $  9,852,321
                                           ------------
                                           ------------

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows
Six Months Ended September 30, 1995
(Unaudited)
----------------------------------------------------------

Increase (Decrease) in Cash
Cash flows from operating activities
  Interest and dividends received
  (excluding
    discount amortization of
  $423,303).............................   $  5,482,893
  Operating expenses paid...............       (513,120)
  Loan interest and commitment fee
    paid................................       (847,383)
  Purchases of short-term portfolio
    investments, net....................        305,000
  Purchases of long-term portfolio
    investments.........................    (31,203,421)
  Proceeds from disposition of long-term
    portfolio investments...............     33,935,604
  Deferred expenses and other assets....         16,043
                                           ------------
  Net cash from operating activities....      7,175,616
                                           ------------
Cash used for financing activities
  Net proceeds from decrease in notes
    payable.............................     (3,000,000)
  Cash dividends paid (excluding
    reinvestment of dividends of
    $393,310)...........................     (4,171,488)
                                           ------------
  Net cash used for financing
    activities..........................     (7,171,488)
                                           ------------
  Net increase in cash..................          4,128
  Cash at beginning of period...........            202
                                           ------------
  Cash at end of period.................   $      4,330
                                           ------------
                                           ------------
Reconciliation of Net Increase in Net Assets
to Net Cash from Operating Activities
Net increase in net assets resulting
  from operations.......................   $  9,852,321
                                           ------------
Decrease in investments.................      2,423,177
Net realized gain on investment
  transactions..........................        (22,180)
Net change in unrealized appreciation of
  investments...........................     (5,074,798)
Increase in receivable for investments
  sold..................................       (684,238)
Decrease in interest receivable.........         39,552
Decrease in deferred expenses and
  other assets..........................         16,043
Increase in payable for investments
  purchased.............................        874,941
Decrease in accrued expenses and other
  liabilities...........................       (249,202)
                                           ------------
  Total adjustments.....................     (2,676,705)
                                           ------------
    Net cash from operating
    activities..........................   $  7,175,616
                                           ------------
                                           ------------

See Notes to Financial Statements.        See Notes to Financial Statements.

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
----------------------------------------------------------

                               Six Months
                                  Ended          Year
                                September        Ended
Increase (Decrease)                30,         March 31,
in Net Assets                     1995           1995
                               -----------    -----------
Operations
  Net investment income.....   $ 4,755,343    $ 9,564,828
  Net realized gain (loss)
    on investment
    transactions............        22,180     (4,961,981)
  Net change in unrealized
   appreciation/depreciation
    of investments..........     5,074,798       (906,562)
                               -----------    -----------
  Net increase in net assets
    resulting from
    operations..............     9,852,321      3,696,285
Dividends paid to
  shareholders from net
  investment income.........    (4,651,637)    (9,430,522)
Value of Fund shares issued
  to shareholders in
  reinvestment of
  dividends.................       393,310        740,429
                               -----------    -----------
Total increase (decrease)...     5,593,994     (4,993,808)
Net Assets
Beginning of period.........    86,704,393     91,698,201
                               -----------    -----------
End of period...............   $92,298,387    $86,704,393
                               -----------    -----------
                               -----------    -----------

----------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Notes to Financial Statements
(Unaudited)
----------------------------------------------------------
   The High Yield Plus Fund, Inc. (the ``Fund'') was organized in Maryland on February 3, 1988, as a diversified, closed-end management investment company. The Fund had no transactions until April 4, 1988, when it sold 11,000 shares of common stock for $102,300 to Wellington Management Company (the ``Investment Adviser''). Investment operations commenced on April 22, 1988. The Fund's primary objective is to provide a high level of current income to shareholders through investment in publicly or privately offered high yield debt securities rated in the medium to lower categories by recognized rating services or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting            The following is a summary of
                              significant accounting policies Policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers or in the absence of such price, as determined in good faith by the Board of Directors of the Fund. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the closing bid price.
   Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
   In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller
See Notes to Financial Statements.

of the security, realization of the collateral by the Fund may be delayed or limited.
Cash Flow Information: The Fund invests in securities and pays dividends from net investment income and distributions from net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as ``Cash'' in the Statement of Assets and Liabilities.
Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements; stated coupon rate, original issue discount and market discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund expects to declare and pay dividends of net investment income monthly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements            The Fund has agreements
                              with the Investment Adviser and with Prudential
Mutual Fund Management, Inc. (the ``Administrator''). The Investment Adviser makes investment decisions on behalf of the Fund; the Administrator provides occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.
   The investment advisory agreement provides for the Investment Adviser to receive a fee, computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly net assets. The administration agreement provides for the Administrator to receive a fee, computed weekly and payable monthly at an annual rate of .20% of the Fund's average weekly net assets.

Note 3. Portfolio             Purchases and sales of invest-
Securities                    ment securities, other than
                              short-term investments, for the six months ended
September 30, 1995, aggregated $32,078,362 and $34,619,842, respectively.
   During the six months ended September 30, 1995, the Fund entered into $1,397,058 of securities transactions on a principal basis with Prudential Securities Incorporated, an affiliate of the Administrator.
   The cost basis of investments for federal income tax purposes was substantially the same as for financial reporting purposes, and, accordingly, as of September 30, 1995, net unrealized appreciation for federal income tax purposes was $1,153,302 (gross unrealized appreciation--$3,670,944; gross unrealized depreciation--$2,517,642).
   For federal income tax purposes, the Fund has a capital loss carryforward as of March 31, 1995 of approximately $8,906,000 of which $6,507,000 expires in 2000 and $2,399,000 expires in 2003. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 4. Borrowings            The Fund has a credit agree-
                              ment with an unaffiliated lender. The maximum
commitment under this agreement is $30,000,000. Interest on any such borrowings is based on market rates and is payable at maturity. The average daily balance outstanding during the six months ended September 30, 1995 was $16,428,571 at a weighted average interest rate of 7.65%. The maximum face amount of borrowings outstanding at any month end during the six months ended September 30, 1995 was $20,000,000. The current borrowings of $16,000,000 (at a weighted average interest rate of 7.00%) mature throughout the period from October 26, 1995 to February 22, 1996.
   The Fund has paid commitment fees at an annual rate of .25 of 1% on any unused portion of the credit facility. Commitment fees are included in ``Loan Interest'' as reported on the Statement of Assets and Liabilities and on the Statement of Operations.

Note 5. Capital               There are 100 million shares
                              of $.01 par value common stock authorized. During
the six months ended September 30, 1995 and the fiscal year ended March 31, 1995, the Fund issued 47,750 and 92,154 shares in connection with reinvestment of dividends, respectively.

Note 6. Dividends             On October 16, 1995 the
                              Board of Directors of the Fund declared a dividend
of $0.07 per share payable on November 10, 1995, to shareholders of record on October 31, 1995.

Note 7. Quarterly Data

                                Net increase

Net realized and                  (decrease)

  unrealized                   in net assets
                                                 Net investment
gains (losses) on                resulting from
                               Total                 income
 investments                     operations
 Quarterly period ended        income         Amount       Per share
Amount        Per share        Amount        Per share
-------------------------    ----------     ------------------------
--------------------------     --------------------------
June 30, 1993                $2,878,196     $2,486,023       $ .23       $
3,090,065       $ .28       $  5,576,088       $ .51
September 30, 1993            2,850,368      2,424,730         .22
(371,379)       (.03)         2,053,351         .19
December 31, 1993             2,910,043      2,386,055         .22
3,568,620         .33          5,954,675         .55
March 31, 1994                3,142,078      2,536,997         .23
(8,000,128)       (.73)        (5,463,131)       (.50)
June 30, 1994                 2,933,382      2,346,706         .22
(2,820,555)       (.26)          (473,849)       (.04)
September 30, 1994            2,945,636      2,292,398         .21
(1,179,941)       (.11)         1,112,457         .10
December 31, 1994             3,096,863      2,494,098         .22
(3,550,452)       (.32)        (1,056,354)       (.10)
March 31, 1995                2,970,090      2,431,626         .22
1,682,405         .15          4,114,031         .37
June 30, 1995                 2,991,367      2,400,272         .22
3,820,040         .34          6,220,312         .56
September 30, 1995            2,875,277      2,355,071         .21
1,276,938         .12          3,632,009         .33

                                  Dividends
                                     and                   Share
                                distributions              price
 Quarterly period ended      Amount       Per share     High     Low
-------------------------  ------------------------     ------------
June 30, 1993              $2,290,592       $.210        $9      $8 1/2
September 30, 1993          2,295,791        .210         9 1/8   8 1/2
December 31, 1993           2,298,401        .210         9       8 3/8
March 31, 1994              2,353,581        .215         9 1/4   8 1/4
June 30, 1994               2,386,034        .218         8 5/8   7 5/8
September 30, 1994          2,390,230        .218         8 3/8   7 3/4
December 31, 1994           2,339,889        .212         7 3/4   7 1/4
March 31, 1995              2,314,369        .210         8 1/8   8
June 30, 1995               2,320,211        .210         8 5/8   8 1/4
September 30, 1995          2,331,426        .210         8 3/4   8 1/4

--------------------------------------------------------------------------------
THE HIGH YIELD PLUS FUND, INC.
Financial Highlights
(Unaudited)
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended
 Year Ended March 31,
                                    September 30,
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:        1995            1995            1994
         1993            1992            1991
                                    -------------   -------------
-------------   -------------   -------------   -------------
Net asset value, beginning of
  period..........................     $  7.85         $  8.38         $  8.48
       $  7.91         $  6.80         $  7.22
                                    -------------   -------------
-------------   -------------   -------------   -------------
Income from investment operations
Net investment income.............         .43             .87             .90
           .89             .87             .99
Net realized and unrealized gain
  (loss) on investments...........         .46            (.54)           (.15)
          .52            1.11            (.41)
                                    -------------   -------------
-------------   -------------   -------------   -------------
  Total from investment
  operations......................         .89             .33             .75
          1.41            1.98             .58
                                    -------------   -------------
-------------   -------------   -------------   -------------
Less dividends and distributions
Dividends from net investment
  income..........................        (.42)           (.86)           (.85)
         (.84)           (.87)           (.99)
Distributions in excess of net
  investment income...............          --              --              --
            --              --            (.01)
                                    -------------   -------------
-------------   -------------   -------------   -------------
  Total dividends and
  distributions...................        (.42)           (.86)           (.85)
         (.84)           (.87)          (1.00)
                                    -------------   -------------
-------------   -------------   -------------   -------------
Net asset value, end of period....     $  8.32         $  7.85         $  8.38
       $  8.48         $  7.91         $  6.80
                                    -------------   -------------
-------------   -------------   -------------   -------------
                                    -------------   -------------
-------------   -------------   -------------   -------------
Market price per share, end of
  period..........................     $ 8.625         $  8.00         $ 8.375
       $ 8.875         $  7.75         $  6.50
                                    -------------   -------------
-------------   -------------   -------------   -------------
                                    -------------   -------------
-------------   -------------   -------------   -------------
TOTAL INVESTMENT RETURN(b)........       13.36%           6.33%           3.90%
        27.02%          34.28%           9.14%
                                    -------------   -------------
-------------   -------------   -------------   -------------
                                    -------------   -------------
-------------   -------------   -------------   -------------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000
  omitted)........................     $92,298         $86,704         $91,698
       $92,422         $85,742         $73,656
Average net assets (000
  omitted)........................     $91,113         $87,734         $96,962
       $88,142         $80,703         $70,661
Ratio to average net assets:
  Expenses, before loan interest,
    commitment fees and
    nonrecurring expenses.........        1.05%(a)        1.11%           1.12%
         1.20%           1.28%           1.28%
  Total expenses..................        2.43%(a)        2.71%           2.01%
         2.03%           2.26%           2.21%
  Net investment income...........       10.41%(a)       10.90%          10.15%
        10.94%          11.69%          15.23%
Portfolio turnover rate...........          31%             47%            100%
           82%             46%             38%
Total debt outstanding at end of
  period (000 omitted)............     $16,000         $19,000         $28,000
       $15,000         $15,000          $6,000
Asset coverage(c).................      $6,769          $5,563          $4,275
        $7,161          $6,716         $13,276

---------------
 (a) Annualized
 (b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions. Total returns for periods less than one year are not annualized.
 (c) Per $1,000 of debt outstanding.
     Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.
See Notes to Financial Statements.

                         SUPPLEMENTAL PROXY INFORMATION

   The Annual Meeting of Shareholders of The High Yield Plus Fund, Inc. (The ``Fund'') was held on July 31, 1995 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1)      To elect the following director to serve as follows:

              Director          Class        Term       Expiring
         ------------------     ------     --------     ---------
         Daniel S. Ahearn         I        3 years        1998
         Directors whose term of office continued beyond this meeting are Edward
D. Beach, Thomas T.
         Mooney and Robin B. Smith.
         To ratify the selection of Deloitte & Touche LLP as independent public accountants for the
(2)      year ending March 31, 1996.
(3)      To transact such other business as may properly come before the meeting or any adjournment
         thereof.

   The results of the proxy solicitation on the above matters were as follows:

          Director/Auditor      Votes for     Votes against     Votes withheld
   Abstentions
         -------------------    ----------    --------------    ---------------
  ------------
(1)      Daniel S. Ahearn       8,862,409           --              135,239
         --
(2)      Deloitte & Touche
         LLP                    8,885,332         44,117              --
      132,999
(3)      There was no other business voted upon at the Annual Meeting of
Shareholders.

            Directors
            Daniel S. Ahearn
            Edward D. Beach
            Thomas T. Mooney
            Robin B. Smith
            Investment Adviser
            Wellington Management Company
            75 State Street
            Boston, Massachusetts 02109
            Administrator
            Prudential Mutual Fund Management, Inc.
            One Seaport Plaza
            New York, New York 10292
            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, Massachusetts 02171
            Independent Accountants
            Deloitte & Touche LLP
            Two World Financial Center
            New York, New York 10281
            Legal Counsel
            Kirkpatrick & Lockhart LLP
            1800 M Street, N.W.
            Washington, D.C. 20036
             Notice is hereby given in accordance with
             Section 23(c) of the Investment Company
             Act of 1940 that the Fund may purchase,
             from time to time, shares of its common
             stock at market prices.
           The accompanying financial statements as of September 30, 1995, were not audited and, accordingly, no opinion is expressed on them.
           This report is for stockholder information.
        This is not a prospectus intended for use in the purchase or sale of Fund shares.

                               The High Yield Plus Fund, Inc.
                                      One Seaport Plaza
                                     New York, NY 10292
                                       For information
                                       call toll-free
                                       (800) 451-6788